Derviative Financial Liabilities (Details) - $ / shares					6 Months Ended
	Jun. 10, 2024	Dec. 13, 2023	Jul. 28, 2023	Jan. 23, 2023	Jun. 30, 2024	Oct. 04, 2023
Derivative Financial Liability [Line Items]
Price per warrant (in Dollars per share)			$ 0.95
Expiration date			Sep. 19, 2023
Warrant per share (in Dollars per share)			$ 0.86
Public warrants						702,400
Private warrants					4,500,000
Per share warrant (in Dollars per share)						$ 0.86
Earnout shares	550,000	1,400,000		560,800
Warrant [Member]
Derivative Financial Liability [Line Items]
Issuance of warrant					17,250,000
Public warrants					12,047,600
Minimum [Member]
Derivative Financial Liability [Line Items]
Stock prices (in Dollars per share)					$ 11.5
Maximum [Member]
Derivative Financial Liability [Line Items]
Stock prices (in Dollars per share)					$ 15.25
Note Warrant [Member]
Derivative Financial Liability [Line Items]
Description of warrant issued					(i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,500,000 Tiberius warrants transferred to former shareholders of International General Insurance Holdings Limited - Dubai (the “Private Warrants”).